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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2007
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Kensico Capital Management Corp
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Address: 55 Railroad Ave 2nd Floor
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         Greenwich, CT 06830
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph Signorile
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Title: Chief Operating Officer
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Phone: (203) 862-5800
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Signature, Place, and Date of Signing:

/s/ Joseph Signorile                     Greenwich CT               5/15/2007
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[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
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                                             (thousands)


List of Other Included Managers:                None
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[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
ITEM 1                       ITEM 2       ITEM 3       ITEM 4       ITEM 5        ITEM 6         ITEM 7         ITEM 8
                            TITLE OF      CUSIP        FAIR       SHARES OF              SHARED            VOTING AUTHORITY
NAME OF ISSUER               CLASS        NUMBER      MKT VAL     PRINCIPAL  SOLE SHARED OTHER  MANAGERS  SOLE      SHARED  NONE
                                                                    AMOUNT   (A)   (B)    (C)             (A)        (B)     (C)
ADVANCED MEDICAL OPTICS IN  COMMON       00763M108   67,930,920   1,826,100   X                  KENP     1,826,100
ALLEGHENY ENERGY INC        COMMON        17361106   26,368,524     536,600   X                  KENP       536,600
ALTRIA GROUP INC            COMMON       02209S103   66,876,711     761,607   X                  KENP       761,607
AMDOCS LIMITED              COMMON       G02602103   14,515,392     397,900   X                  KENP       397,900
ANNTAYLOR STORES CORP       COMMON        36115103   12,743,108     328,600   X                  KENP       328,600
AT&T INC                    COMMON       00206R102   18,398,038     466,600   X                  KENP       466,600
BERKSHIRE HATHAWAY INC-DEL  COMMON        84670108   18,528,300         170   X                  KENP           170
BLUE COAT SYSTEMS INC       OTC EQ       09534T508    1,652,850      45,000   X                  KENP        45,000
CARMAX INC                  COMMON       143130102   22,566,984     919,600   X                  KENP       919,600
CERIDIAN CORP               COMMON       156779100   39,135,772   1,123,300   X                  KENP     1,123,300
CITIZENS COMMUNICATIONS CO  COMMON       17453B101    8,884,785     594,300   X                  KENP       594,300
COMMUNITY HEALTH SYSTEMS I  COMMON       203668108    3,525,000     100,000   X                  KENP       100,000
CROSSTEX ENERGY INC         OTC EQ       22765Y104    3,587,023     124,766   X                  KENP       124,766
DOMTAR CORP                 COMMON       257559104  100,723,028  10,818,800   X                  KENP    10,818,800
ECHOSTAR COMMUNICATIONS CO  OTC EQ       278762109   77,611,147   1,787,040   X                  KENP     1,787,040
EMDEON CORPORATION          OTC EQ       290849108   93,219,546   6,161,239   X                  KENP     6,161,239
ERIE INDEMNITY CO-CL A      OTC EQ       29530P102    6,668,387     126,367   X                  KENP       126,367
FISERV INC                  OTC EQ       337738108   47,175,646     889,100   X                  KENP       889,100
FLOWSERVE CORP              COMMON       34354P105   54,319,062     949,800   X                  KENP       949,800
FRIEDMAN BILLINGS RAMSEY G  COMMON       358434108    1,104,000     200,000   X                  KENP       200,000
GRANITE CONSTRUCTION INC    COMMON       387328107    5,526,000     100,000   X                  KENP       100,000
GSI COMMCERCE INC           OTC EQ       36238G102    3,837,070     169,857   X                  KENP       169,857
GUIDANCE SOFTWARE INC       OTC EQ       401692108      868,132      72,104   X                  KENP        72,104
GUITAR CENTER INC           OTC EQ       402040109    2,507,724      55,579   X                  KENP        55,579
HUDSON HIGHLAND GROUP INC   OTC EQ       443792106   15,794,619   1,013,125   X                  KENP     1,013,125
INTER TEL INC               OTC EQ       458372109    9,969,697     421,730   X                  KENP       421,730
KIRBY CORP                  COMMON       497266106    4,781,766     136,700   X                  KENP       136,700
MSC SOFTWARE CORP           OTC EQ       553531104      567,834      41,297   X                  KENP        41,297
NATIONAL FUEL GAS CO        COMMON       636180101   84,036,876   1,942,600   X                  KENP     1,942,600
NMT MEDICAL INC             OTC EQ       629294109    8,634,382     634,881   X                  KENP       634,881
NOVELIS INC                 COMMON       67000X106   32,769,319     742,900   X                  KENP       742,900
NYSE GROUP INC              OTQ EQ       62949W103    4,771,875      50,900   X                  KENP        50,900
PHARMACEUTICAL PRODUCT      OTC EQ       717124101    7,184,864     213,264   X                  KENP       213,264
PHI INC                     OTC EQ       69336T106    1,165,065      37,950   X                  KENP        37,950
PHI INC NON-VTG             OTC EQ       69336T205   13,171,374     486,747   X                  KENP       486,747
R R DONNELLEY & SONS CO     COMMON       257867101    5,609,247     153,300   X                  KENP       153,300
RAMBUS INC-DEL              OTC EQ       750917106    8,712,500     410,000   X                  KENP       410,000
REALOGY CORP                COMMON       75605E100   49,448,700   1,670,000   X                  KENP     1,670,000
SEACOR HOLDINGS INC         COMMON       811904101  120,681,696   1,226,440   X                  KENP     1,226,440
SEMTECH CORP                OTC EQ       816850101   35,427,354   2,628,142   X                  KENP     2,628,142
SPRINT NEXTEL CORPORATION   COMMON       852061100    4,489,728     236,800   X                  KENP       236,800
SUN-TIMES MEDIA GROUP INC   COMMON       86688Q100    6,245,543   1,259,182   X                  KENP     1,259,182
TEKELEC INC                 OTC EQ       879101103   70,303,960   4,715,222   X                  KENP     4,715,222
TLC VISION CORPORATION      OTC EQ       872549100   23,019,755   4,343,350   X                  KENP     4,343,350
TXU CORP                    COMMON       873168108   10,437,403     162,830   X                  KENP       162,830
VIRGIN MEDIA INC            OTC EQ       92769L101   17,767,087     703,647   X                  KENP       703,647
WYNDHAM WORLDWIDE CORP      COMMON       98310W108   24,173,419     707,860   X                  KENP       707,860

SUBTOTALS
VALUE TOTAL                 ENTRY TOTAL
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1,257,437,212                   47
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